Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 3,956,000	$ 17,867,000	$ 606,002
Accounts receivable	10,874,000	7,822,000	7,660,642
Inventories	1,513,000
Deferred loan costs	1,075,000	1,528,000	298,517
Loan receivable	103,000	286,000
Prepaid registration costs			523,410
Other current assets	526,000	805,000	232,067
Current assets of discontinued operations			863,333
Total current assets	18,047,000	28,308,000	10,183,971
Property and equipment, net	788,000	362,000	184,866
Goodwill	34,244,000	17,070,000	14,820,852
Intangible assets, net	26,605,000	12,776,000	9,105,843
Deferred loan costs, net of current portion	138,000	1,502,000	1,528,262
Other assets	72,000	672,000	55,070
Non-current assets of discontinued operations			7,437,400
Total assets	79,894,000	60,690,000	43,316,264
Current Liabilities:
Accounts payable and accrued expenses	12,219,000	8,880,000	3,860,235
Deferred revenue	1,288,000	50,000	72,528
Income taxes payable	551,000	430,000	123,605
Bank debt, current portion	343,000	318,000	261,742
Notes, acquisitions		508,000
Notes, related parties	10,579,000	4,031,000	378,102
Contingent consideration	2,735,000	4,514,000	4,624,367
Term loans, current portion, net of debt discount	2,047,000	5,380,000	3,618,211
Current liabilities of discontinued operations			1,921,712
Total current liabilities	29,762,000	24,111,000	14,860,502
Long-term Liabilities:
Bank debt, net of current portion	48,000	124,000	207,831
Notes, related parties, net of current portion	106,000	106,000	96,994
Deferred tax liability	7,078,000	1,523,000	2,374,356
Term loans, net of current portion, net of debt discount	3,580,000	15,009,000	11,841,158
Long term contingent consideration	1,615,000	1,615,000	557,933
Derivative financial instruments at estimated fair value	6,860,000	19,878,000	33,593
Long term liabilities of discontinued operations			47,779
Total long-term liabilities	19,287,000	38,255,000	15,159,644
Total Liabilities	49,049,000	62,366,000	30,020,146
Redeemable common stock, $0.0001 par value, with $12.50 put option, 0 and 10,000 shares issue and outstanding as of December 31, 2013 and 2012, respectively, $500,000 liquidation preference			499,921
Total redeemable common and preferred stock			16,584,704
Commitments and Contingencies
Stockholders' Equity (Deficit):
Series A, convertible preferred stock, $0.0001 par value, 20,000,000 authorized; 0 and 2,000,000 shares issued and outstanding as of December 31, 2013 and 2012, respectively			200
Common stock	1,000	1,000	49
Common stock warrants, no par	2,000	3,000
Additional paid-in capital	61,834,000	36,020,000	9,095,517
Accumulated deficit	(31,288,000)	(37,943,000)	(12,455,783)
Total InterCloud Systems, Inc. stockholders' equity (deficit)	30,549,000	(1,919,000)	(3,360,017)
Non-controlling interest	296,000	243,000	71,431
Total stockholders' equity (deficit)	30,845,000	(1,676,000)	(3,288,586)
Total liabilities, non-controlling interest and stockholders' equity (deficit)	79,894,000	60,690,000	43,316,264
Redeemable Series B, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			2,216,760
Redeemable Series C Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			1,500,000
Redeemable Series D, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			605,872
Redeemable Series E, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			2,575,000
Redeemable Series F Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			3,575,000
Redeemable Series G, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock
Redeemable Series H, Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			1,425,000
Redeemable Series I Convertible Preferred Stock
Long-term Liabilities:
Total redeemable common and preferred stock			$ 4,187,151